RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 29, 2024
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the right-of-use assets for the Company:

	2024	2023

Balance, beginning of fiscal year	$81,447	$77,958
Additions	34,863	18,502
Write-downs, impairments, and accelerated depreciation	(6,614)	(1,657)
Depreciation (note 20)	(14,128)	(13,356)
Balance, end of fiscal year	$95,568	$81,447
The following table presents lease obligations recorded in the statement of financial position:

	December 29, 2024	December 31, 2023

Current	$17,749	$14,161
Non-current	99,671	83,900
	$117,420	$98,061
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 29, 2024:

December 29, 2024

Less than one year	$25,549
One to five years	70,513
More than five years	41,319
$137,381